Share-Based Payments (Schedule Of Information Regarding Share-Based Payments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 3,843	$ 5,938	$ 8,680	$ 14,730
Tax benefit on share-based compensation expense	1,459	2,234	3,289	5,568
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	321	630	898	1,399
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	2,691	2,256	5,306	4,936
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payments expense	$ 831	$ 3,052	$ 2,476	$ 8,395